Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Short Duration Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	NSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	3.05	1.22	1.02
Class A (including sales charges) (a)	2.03	1.02	0.92
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 294,298,942
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,327,636
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Short Duration Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	3.31	1.47	1.28
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 294,298,942
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,327,636
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	3.36	1.52	1.34
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 294,298,942
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,327,636
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	3.29	1.56	1.34
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (c)	1.66	1.17	2.10
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 294,298,942
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,327,636
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Short Duration Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class S
Trading Symbol	NSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.39% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	3.30	1.47	1.28
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (c)	1.66	1.17	2.10
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 294,298,942
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,327,636
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.